Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options and restricted stock units ("RSUs") were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
	U.S $ in thousands		U.S $ in thousands
Cost of sales	$442	$799	$829	$1,442
Research and development, net	938	1,089	1,680	1,938
Selling, general and administrative	2,898	3,443	5,184	5,855
Total stock-based compensation expenses	$4,278	$5,331	$7,693	$9,235

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the six months ended June 30, 2018 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2018	3,330,953	$31.53
Exercised	(20,596)	16.23
Forfeited	(397,069)	35.07
Options outstanding as of June 30, 2018	2,913,288	$31.16
Options exercisable as of June 30, 2018	1,436,409	$40.56

Summary of RSUs activity

A summary of the Company’s RSUs activity for the six months ended June 30, 2018 is as follows:

		Weighted Average Grant
	Number of RSUs	Date Fair Value
Unvested RSUs outstanding as of January 1, 2018	302,163	$30.88
Granted	995,125	19.88
Forfeited	(27,185)	41.04
Vested	(74,984)	32.38
Unvested RSUs outstanding as of June 30, 2018	1,195,119	$21.05

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2018 and 2017, respectively:

	Six months ended June 30, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive income (loss) before reclassifications	(903)	(1,306)	(2,209)
Amounts reclassified from accumulated other comprehensive loss	34	95	129
Other comprehensive loss	(869)	(1,211)	(2,080)
Balance as of June 30, 2018	$(539)	$(8,564)	$(9,103)

	Six months ended June 30, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income (loss) before reclassifications	1,069	3,150	4,219
Amounts reclassified from accumulated other comprehensive loss	(883)	-	(883)
Other comprehensive income	186	3,150	3,336
Balance as of June 30, 2017	$162	$(10,305)	$(10,143)